Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings (loss) per share is calculated by dividing net income (loss) for the year attributed to the owners of the parent by the weighted average number of ordinary shares outstanding during the year.
The numerator of the Earnings per Share (“EPS”) calculation is adjusted to allocate undistributed earnings as if all earnings for the period had been distributed. In determining the numerator of basic EPS, earnings attributable to the Group is allocated as follows:

	2020	2019	2018

Net income attributable to Owners of the Parent	854,071	803,232	301,232
Less: Net loss allocated to participating shares of Group companies	—	—	(126)
Numerator of basic and diluted EPS	854,071	803,232	301,358
As of December 31, 2020, the shares issued in connection with the acquisition of Vitta Group and the follow-on offering were adjusted to basic and diluted EPS calculation since the acquisition date.
As of December 31, 2019, only the RSU and stock options are included in diluted EPS calculation for the year then ended.
As of December 31, 2018, the shares issued in connection with the acquisition of Equals were adjusted to basic and diluted EPS calculation since the acquisition date. On September 1, 2018, the Group granted RSU and stock options (Note 26), which are included in diluted EPS calculation for the year then ended.
The following table contains the earnings per share of the Group for the years ended December 31, 2020, 2019 and 2018 (in thousands except share and per share amounts):

	2020	2019	2018

Numerator of basic EPS	854,071	803,232	301,358
Equals’ acquisition	—	—	33,316
Weighted average number of outstanding shares	289,289,033	277,320,157	232,499,264
Denominator of basic EPS	289,289,033	277,320,157	232,532,580
Basic earnings per share - R$	2.95	2.90	1.30
Numerator of diluted EPS	854,071	803,232	301,358
Equals’ acquisition	—	—	33,316
Share-based payments	4,448,505	4,845,504	1,748,001
Weighted average number of outstanding shares	289,289,033	277,320,157	232,499,264
Denominator of diluted EPS	293,737,538	282,165,661	234,280,581
Diluted earnings per share - R$	2.91	2.85	1.29
In accordance with the requirements of IAS 33 – Earnings per share, the denominator at each year was retrospectively adjusted to reflect the share split approved on October 14, 2018 (Note 21).